SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 115,835	$ 903,514	$ 73,916	$ 576,546	$ 348,160
Less: valuation allowance	(115,835)	(903,514)	(73,916)	(576,546)	(348,160)
Deferred tax assets